North Square Investments Trust

Supplement dated August 8, 2019 to the Prospectus
dated May 13, 2019, as supplemented (the “Prospectus”)

Disclosure Regarding the North Square Dynamic Small Cap Fund, North Square International Small Cap Fund, North Square Multi Strategy Fund, North Square Oak Ridge Dividend Growth Fund and North Square Oak Ridge Small Cap Growth Fund (the “Funds”)

Effective immediately, the performance information with respect to Class A shares in the “Average Annual Total Returns” table in each Fund’s “Summary Section” in the Prospectus (the “Original Performance Tables”) is deleted and replaced with the information with respect to Class A shares that appears under that Fund’s name below (the “New Performance Tables”). The New Performance Tables reflect the deduction of the maximum sales charge applicable to Class A shares for all periods. Inadvertently, the Original Performance Tables did not reflect the deduction of any applicable sales charges, resulting in overstated performance amounts for Class A shares for all periods. Accordingly, in the New Performance Tables below, the returns for Class A shares for all periods are lower than the returns that were previously disclosed in the Original Performance Tables.

North Square Dynamic Small Cap Fund

Average Annual Total Returns (for periods ended December 31, 2018)	1 Year	5 Years	10 Years	Since Inception	Inception Date/From
Class A - Return Before Taxes	-14.72%	5.76%	12.58%	11.80%	11/1/08

North Square International Small Cap Fund

Average Annual Total Returns (for periods ended December 31, 2018)	1 Year	Since Inception	Inception Date/From
Class A - Return Before Taxes	-29.41%	0.90%	12/1/15

North Square Multi Strategy Fund

Average Annual Total Returns (for periods ended December 31, 2018)	1 Year	5 Years	10 Years	Since Inception	Inception Date/From
Class A - Return Before Taxes	-13.54%	4.47%	10.15%	4.06%	3/1/99
Class A - Return After Taxes on Distributions	-20.54%	2.72%	9.23%	3.46%	3/1/99
Class A - Return After Taxes on Distributions and Sale of Fund Shares	-2.57%	3.58%	8.45%	3.31%	3/1/99

North Square Oak Ridge Dividend Growth Fund

Average Annual Total Returns (for periods ended December 31, 2018)	1 Year	5 Years	Since Inception	Inception Date/From
Class A - Return Before Taxes	-6.82%	6.21%	8.13%	6/28/13

North Square Oak Ridge Small Cap Growth Fund

Average Annual Total Returns (for periods ended December 31, 2018)	1 Year	5 Years	10 Years	Since Inception	Inception Date/From
Class A - Return Before Taxes	-11.98%	1.17%	10.32%	9.08%	1/3/94

Investors Should Retain This Supplement for Future Reference